Note 10 - Leases (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating lease by lessee [text block]
	Predecessor	Successor
[US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Leasing costs expensed	2016	2016	2017	2018
Office leasing costs expensed (1)	2,619	494	3,085	3,063
Data center leasing costs expensed (2)	—	1,717	5,366	4,627
	As of	As of
[US$ thousands]	December 31,	December 31,
Non-cancellable operating leases due in:	2017	2018
Less than one year	3,250	3,249
Between one to five years	6,702	4,541
More than five years	638	—
Total	10,589	7,790

Disclosure of finance lease by lessee [text block]
[US$ thousands] Finance lease liabilities as of December 31, 2017	Present value of minimum lease payments	Interest	Future minimum lease payments
Less than one year	2,073	74	2,148
Between one and five years	265	13	278
More than five years	—	—	—
Total	2,339	87	2,426
[US$ thousands] Finance lease liabilities as of December 31, 2018	Present value of minimum lease payments	Interest	Future minimum lease payments
Less than one year	196	5	201
Between one and five years	33	—	33
More than five years	—	—	—
Total	229	5	234